Inventories	3 Months Ended
Mar. 31, 2012
Inventories [Abstract]
Inventories

7. Inventories

Inventories, net of allowance for obsolete inventories and supplies, consisted of the following at March 31, 2012 and December 31, 2011:

	Successor
	March 31, 2012	December 31, 2011
Raw materials	$177.2	$123.5
Work-in-process	11.3	9.0
Finished goods(1)	168.4	130.3
Materials and supplies, net(2)	47.5	48.4

Total	$404.4	$311.2

(1)	Includes inventory on consignment to others of approximately $13.5 million at March 31, 2012 and $12.0 million at December 31, 2011.
(2)	Materials and supplies consist of processing chemicals, maintenance supplies and spare parts, which will be consumed directly and indirectly in the production of the Company’s products.